DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 9 – DERIVATIVE LIABILITIES

As of April 30, 2022 and January 31, 2022, the Company had derivative liabilities of $1,991,793 and $1,263,442, respectively. During the three months ended April 30, 2022 and 2021, the Company recorded a loss of $337,737 and a gain of $4,187, respectively, from the change in the fair value of derivative liabilities. Any liabilities resulting from the warrants outstanding are immaterial.

The derivative liabilities are valued as a level 3 input for valuing financial instruments.

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended April 30, 2022. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.

Level 3
Derivatives
Balance, January 31, 2022	$1,263,442
Changes Due to Issuance of New Convertible Notes	394,203
Settlement Due to Repayment of Debt	(3,589)
Mark to Market Change in Derivatives	337,737
Balance, April 30, 2022	$1,991,793

The derivatives arise from convertible debt where the debt is convertible into common stock at variable conversion prices which are linked to the trading and/or bid prices of the Company’s common stock as traded on the OTC market.

The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities and embedded conversion feature that are categorized within Level 3 of the fair value hierarchy as of April 30, 2022 is as follows:

Embedded Derivative Liability As of April 30, 2022
Strike price	5.40 - 10.00
Contractual term (years)	0.28 - 0.79 years
Volatility (annual)	137.1% - 201.8
Underlying fair market value	10.00
Risk-free rate	7.38% -8.46
Dividend yield (per share)	0

NOTE 10 – DERIVATIVE LIABILITIES

As of January 31, 2022 and January 31, 2021, the Company had derivative liabilities of $1,263,442 and $213,741, respectively. During the years ended January 31, 2022 and 2021 the Company recorded a gain of $235,703 and a loss of $828,614 from the change in the fair value of derivative liabilities, respectively.

The derivative liabilities are valued as a level 3 input for valuing financial instruments.

The following table presents changes in Level 3 liabilities measured at fair value for the years ended January 31, 2022 and January 31, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs (in thousands).

Level 3
Derivatives
Balance, January 31, 2020	$2,611,125
Changes due to Issuance of New Convertible Notes	264,487
Reduction of derivative due to extinguishment or repayment	(3,470,300)
Changes due to Conversion of Notes Payable	(20,185)
Mark to Market Change in Derivatives	828,614

Balance, January 31, 2021	213,741
Changes due to Issuance of New Convertible Notes	1,933,343
Reduction of derivative due to extinguishment or repayment	(556,661)
Reinstatement of Derivative to Equity	(15,134)
Changes due to Conversion of Notes Payable	(76,144)
Mark to Market Change in Derivatives	(235,703)
Balance, January 31, 2022	$1,263,442

The derivatives arise from convertible debt where the debt is convertible into common stock at variable conversion prices which are linked to the trading and/or bid prices of the Company’s common stock as traded on the OTC market.

As the price of the common stock varies it triggers a gain or loss based upon the discount to market assuming the debt was converted at the balance sheet date.

The fair value of the derivative liability is determined using the lattice model, is re-measured on the Company’s reporting dates, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s embedded conversion features that are categorized within Level 3 of the fair value hierarchy as of January 31, 2022 is as follows:

Embedded
Derivative Liability
As of January 31, 2022
Strike price	$9.00 - $17.80
Contractual term (years)	0.24 - 1.0 years
Volatility (annual)	99.70% - 126.9%
High yield cash rate	17.3% - 27.63%
Underlying fair market value	0.85
Risk-free rate	0.41% - 0.72%
Dividend yield (per share)	0%